Asset Retirement Obligation - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligations [Line Items]
Escrow account	1,631	1,653
Significant unobservable inputs (Level 3) | Nonrecurring fair value measurements
Asset Retirement Obligations [Line Items]
Estimated annual inflation rate	2.95%	2.95%
Credit-adjusted risk-free interest rate	7.10%	8.60%